CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash acquired from business acquisition	$ 1,482	$ 457	$ 533
IPO
Issuance costs upon initial public offering or follow-on offering			8,633
Additional public offering
Issuance costs upon initial public offering or follow-on offering			$ 9